Cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Cost of sales [Abstract]
Cost of sales
	December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000
Cost of product sales	22,029	21,796	11,384
Write-down of inventories (see Note 15)	5,688	4,058	—
Reversal of write-down of inventories (see Note 15)	(932)	—	—
Amortization of acquired intangibles (see Note 12)	48,944	42,966	11,457
Amortization of inventory fair value step-up (see Note 15)	4,417	27,617	7,473
Royalty expenses	25,973	22,592	8,419
Total cost of sales	106,119	119,029	38,733